Fair Value Measurements (Fair Value Measurements Using Significant Unobservable Inputs) (Details) - Recurring - Level 3 - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets, Unobservable Input Reconciliation [Roll Forward]
Balance at Beginning of Year	$ 383	$ 558	$ 402	$ 545	$ 545	$ 505	$ 809
Total unrealized gains/(losses) recorded in earnings	(29)	(22)	(124)	(42)	(48)	(68)	98
Total realized gains/(losses) recorded in earnings	0	0	0	1	0	4	42
Total unrealized gains/(losses) recorded in OCI	0	0	0	0	0	0	1
Purchases / Originations	51	74	173	220	260	372	792
Sales	(17)	(73)	(41)	(144)	(176)	(231)	(1,099)
Settlement	(14)	(18)	(36)	(61)	(179)	(41)	(138)
Transfers In (Out)	0	0	0	0	0	4	0
Balance at End of Year	374	519	374	519	402	545	505
Changes In Unrealized Held at End of Year					10	(51)	48
Liabilities, Unobservable Input Reconciliation [Roll Forward]
Balance at Beginning of Year		(120)	(84)	(166)	(166)	(199)	(19)
Total unrealized gains/(losses) recorded in earnings		0		2	(2)	11	(74)
Total realized gains/(losses) recorded in earnings		0		3	(3)	(7)	(6)
Total unrealized gains/(losses) recorded in OCI		0		0	0	0	0
Purchases / Originations		0		0	0	0	(120)
Sales		0		24	52	0	0
Settlement		4		31	35	29	20
Transfers In (Out)		0		0	0	0	0
Balance at End of Year		(116)		(116)	(84)	(166)	(199)
Changes In Unrealized Held at End of Year					(2)	11	(74)
Rate lock commitments
Assets, Unobservable Input Reconciliation [Roll Forward]
Balance at Beginning of Year	82	30	26	31	31	10	86
Total unrealized gains/(losses) recorded in earnings	33	53	153	60	60	154	0
Total realized gains/(losses) recorded in earnings	0	0	0	0	0	0	(150)
Total unrealized gains/(losses) recorded in OCI	0	0	0	0	0	0	0
Purchases / Originations	116	81	303	272	330	273	377
Sales	(150)	(104)	(371)	(276)	(342)	(353)	(241)
Settlement	(18)	(16)	(48)	(43)	(53)	(53)	(62)
Transfers In (Out)					0	0	0
Balance at End of Year	63	44	63	44	26	31	10
Liabilities, Unobservable Input Reconciliation [Roll Forward]
Transfers In (Out)	0	0
Long-term debt
Liabilities, Unobservable Input Reconciliation [Roll Forward]
Balance at Beginning of Year		(36)	0	(84)	(84)	(106)	0
Total unrealized gains/(losses) recorded in earnings		0		0	0	0	0
Total realized gains/(losses) recorded in earnings		0		3	(3)	(7)	(6)
Total unrealized gains/(losses) recorded in OCI		0		0	0	0	0
Purchases / Originations		0		0	0	0	(120)
Sales		0		24	52	0	0
Settlement		4		31	35	29	20
Transfers In (Out)		0		0	0	0	0
Balance at End of Year		(32)		(32)	0	(84)	(106)
Changes In Unrealized Held at End of Year					0	0	0
DOJ litigation settlement
Liabilities, Unobservable Input Reconciliation [Roll Forward]
Balance at Beginning of Year	(84)	(84)	(84)	(82)	(82)	(93)	(19)
Total unrealized gains/(losses) recorded in earnings	(24)	0	(24)	2	(2)	11	(74)
Total realized gains/(losses) recorded in earnings	0	0	0	0	0	0	0
Total unrealized gains/(losses) recorded in OCI	0	0	0	0	0	0	0
Purchases / Originations	0	0	0	0	0	0	0
Sales	0	0	0	0	0	0	0
Settlement	0	0	0	0	0	0	0
Transfers In (Out)	0	0	0	0	0	0	0
Balance at End of Year	(60)	(84)	(60)	(84)	(84)	(82)	(93)
Changes In Unrealized Held at End of Year					(2)	11	(74)
Rate lock commitments
Liabilities, Unobservable Input Reconciliation [Roll Forward]
Transfers In (Out)			0	0
Changes In Unrealized Held at End of Year					32	34	(18)
Municipal obligation
Assets, Unobservable Input Reconciliation [Roll Forward]
Balance at Beginning of Year			0	2	2	0
Total unrealized gains/(losses) recorded in earnings				0	0	0
Total realized gains/(losses) recorded in earnings				0	0	0
Total unrealized gains/(losses) recorded in OCI				0	0	0
Purchases / Originations				0	0	0
Sales				0	0	0
Settlement				(2)	(2)	(2)
Transfers In (Out)				0	0	4
Balance at End of Year		0		0	0	2	0
Changes In Unrealized Held at End of Year					0	0
Second mortgage
Assets, Unobservable Input Reconciliation [Roll Forward]
Balance at Beginning of Year	38	48	42	53	53	65	0
Total unrealized gains/(losses) recorded in earnings	(2)	0	(1)	2	2	2	1
Total realized gains/(losses) recorded in earnings	0	0	0	1	1	2	(6)
Total unrealized gains/(losses) recorded in OCI	0	0	0	0	0	0	0
Purchases / Originations	0	0	0	0	0	0	80
Sales	0	0	0	0	0	0	0
Settlement	(3)	(3)	(8)	(11)	(14)	(16)	(10)
Transfers In (Out)	8	0	8	0	0	0	0
Balance at End of Year	41	45	41	45	42	53	65
Changes In Unrealized Held at End of Year					2	2	14
HELOC
Assets, Unobservable Input Reconciliation [Roll Forward]
Balance at Beginning of Year	44	93	64	132	132	155	0
Total unrealized gains/(losses) recorded in earnings	6	2	3	(4)	(4)	(3)	(8)
Total realized gains/(losses) recorded in earnings	0	0	0	0	(1)	2	11
Total unrealized gains/(losses) recorded in OCI	0	0	0	0	0	0	0
Purchases / Originations	0	0	0	0	0	1	171
Sales	0	0	0	0	0	0	0
Settlement	(11)	(15)	(28)	(48)	(63)	(23)	(19)
Transfers In (Out)	(8)	0	(8)	0	0	0	0
Balance at End of Year	31	80	31	80	64	132	155
Changes In Unrealized Held at End of Year					5	(26)	15
Mortgage servicing rights
Assets, Unobservable Input Reconciliation [Roll Forward]
Balance at Beginning of Year	301	317	296	258	258	285	711
Total unrealized gains/(losses) recorded in earnings	(33)	(24)	(126)	(40)	(46)	(67)	105
Total realized gains/(losses) recorded in earnings	0	0	0	0	0	0	0
Total unrealized gains/(losses) recorded in OCI	0	0	0	0	0	0	0
Purchases / Originations	51	74	173	220	260	271	541
Sales	(17)	(73)	(41)	(144)	(176)	(231)	(973)
Settlement	0	0	0	0	0	0	(99)
Transfers In (Out)	0	0	0	0	0	0	0
Balance at End of Year	$ 302	294	302	294	296	258	285
Changes In Unrealized Held at End of Year					3	(27)	19
Other investments
Assets, Unobservable Input Reconciliation [Roll Forward]
Balance at Beginning of Year		100	$ 0	100	100	0
Total unrealized gains/(losses) recorded in earnings		0		0	0	0
Total realized gains/(losses) recorded in earnings		0		0	0	0
Total unrealized gains/(losses) recorded in OCI		0		0	0	0
Purchases / Originations		0		0	0	100
Sales		0		0	0	0
Settlement		0		0	(100)	0
Transfers In (Out)		0		0	0	0
Balance at End of Year		$ 100		$ 100	0	100	0
Changes In Unrealized Held at End of Year					$ 0	0
Mortgage securitization
Assets, Unobservable Input Reconciliation [Roll Forward]
Balance at Beginning of Year						0	91
Total unrealized gains/(losses) recorded in earnings							0
Total realized gains/(losses) recorded in earnings							(9)
Total unrealized gains/(losses) recorded in OCI							1
Purchases / Originations							0
Sales							(73)
Settlement							(10)
Transfers In (Out)							0
Balance at End of Year							0
Changes In Unrealized Held at End of Year							0
Transferors' interest
Assets, Unobservable Input Reconciliation [Roll Forward]
Balance at Beginning of Year						$ 0	7
Total unrealized gains/(losses) recorded in earnings							0
Total realized gains/(losses) recorded in earnings							46
Total unrealized gains/(losses) recorded in OCI							0
Purchases / Originations							0
Sales							(53)
Settlement							0
Transfers In (Out)							0
Balance at End of Year							0
Changes In Unrealized Held at End of Year							$ 0